UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2009

Date of reporting period:  May 31, 2009

Item 1. Schedule of Investments.

Fusion Global Long/Short Fund
Schedule of Investments
May 31, 2009 (Unaudited)

			Shares	Value
COMMON STOCKS - 56.68%
Aerospace & Defense - 2.07%
General Dynamics Corp.			800	$45,520
Goodrich Corp.			700	33,978
Honeywell International, Inc.			1,500	49,740
Lockheed Martin Corp.			600	50,178
Raytheon Co.			900	40,185
Rockwell Collins, Inc.			800	33,936
				253,537
Beverages - 1.03%
Brown-Forman Corp. - Class B			700	30,695
The Coca-Cola Co.			800	39,328
Molson Coors Brewing Co.			800	35,192
PepsiCo, Inc.			400	20,820
				126,035
Capital Markets - 2.17%
The Charles Schwab Corp.			2,200	38,720
Franklin Resources, Inc.			600	40,110
The Goldman Sachs Group, Inc.			500	72,285
Invesco Ltd.			1,900	29,735
Janus Capital Group, Inc.			2,900	29,406
State Street Corp.			1,200	55,740
				265,996
Chemicals - 0.53%
CF Industries Holdings, Inc.			400	31,056
Sigma-Aldrich Corp.			700	33,922
				64,978
Commercial Banks - 0.27%
Wells Fargo & Co.			1,300	33,150

Commercial Services & Supplies - 1.30%
Apollo Group, Inc. (a)			600	35,460
Cintas Corp.			1,200	27,948
H&R Block, Inc.			2,100	30,660
Pitney Bowes, Inc.			1,300	29,744
RR Donnelley & Sons Co.			2,600	35,048
				158,860
Communications Equipment - 0.96%
Cisco Systems, Inc. (a)			2,100	38,850
Corning, Inc.			3,100	45,570
Harris Corp.			1,000	31,080
Harris Stratex Networks, Inc. (a)			372	1,775
				117,275
Computers & Peripherals - 2.59%
Apple Computer, Inc. (a)			400	54,324
Hewlett-Packard Co.			2,500	85,875
International Business Machines Corp.			1,300	138,164
Teradata Corporation (a)			1,800	38,880
				317,243
Construction & Engineering - 0.59%
Fluor Corp.			800	37,584
Jacobs Engineering Group, Inc. (a)			800	34,320
				71,904
Containers & Packaging - 0.56%
Ball Corp.			800	31,840
Owens-Illinois, Inc. (a)			1,300	37,219
				69,059
Distributors - 0.27%
Genuine Parts Co.			1,000	33,480

Diversified Financial Services - 1.75%
IntercontinentalExchange, Inc. (a)			400	43,116
J.P. Morgan Chase & Co.			1,700	62,730
Moody's Corp.			1,100	30,129
Nasdaq Stock Market, Inc. (a)			1,600	33,776
Principal Financial Group, Inc.			2,000	44,400
				214,151
Diversified Telecommunication Services - 1.56%
AT&T, Inc.			2,700	66,933
Embarq Corp.			800	33,616
Verizon Communications, Inc.			2,000	58,520
Windstream Corp.			3,800	31,958
				191,027
Electric Utilities - 1.34%
Allegheny Energy, Inc.			1,300	32,500
Entergy Corp.			600	44,772
Exelon Corp.			1,100	52,811
Pepco Holdings, Inc.			2,600	33,748
				163,831
Electrical Equipment - 0.64%
Cooper Industries Ltd.			1,000	32,820
Emerson Electric Co.			1,400	44,926
				77,746
Electronic Equipment & Instruments - 0.54%
Agilent Technologies, Inc. (a)			1,800	32,814
Amphenol Corp.			1,000	33,390
				66,204
Energy Equipment & Services - 2.51%
BJ Services Co.			2,300	35,972
Cameron International Corp. (a)			1,300	40,599
Diamond Offshore Drilling			400	33,712
ENSCO International, Inc.			1,100	42,779
Halliburton Co.			2,100	48,153
National-Oilwell, Inc. (a)			1,300	50,206
Rowan Cos, Inc.			1,900	38,874
Schlumberger Ltd.			300	17,169
				307,464
Food & Staples Retailing - 1.36%
The Kroger Co.			1,800	41,040
Safeway, Inc.			1,700	34,442
Sysco Corp.			1,700	40,732
Wal-Mart Stores, Inc.			1,000	49,740
				165,954
Food Products - 1.51%
Archer-Daniels-Midland Co.			1,700	46,784
Campbell Soup Co.			1,300	36,036
HJ Heinz Co.			1,000	36,580
Hormel Foods Corp.			1,000	34,740
McCormick & Co, Inc.			1,000	30,520
				184,660
Gas Utilities - 0.55%
NiSource, Inc.			2,800	29,932
Questar Corp.			1,100	37,279
				67,211
Health Care Equipment & Supplies - 1.72%
Becton, Dickinson & Co.			600	40,608
C.R. Bard, Inc.			500	35,745
DENTSPLY International, Inc.			1,100	32,186
Hospira, Inc. (a)			1,000	34,500
Stryker Corp.			900	34,596
Varian Medical Systems, Inc. (a)			900	32,184
				209,819
Health Care Providers & Services - 2.64%
Aetna, Inc.			1,700	45,526
AmerisourceBergen Corp.			1,000	37,100
Cigna Corp.			1,700	37,689
Coventry Health Care, Inc. (a)			1,900	34,295
Humana, Inc. (a)			1,100	34,463
Laboratory Corp Of America Holdings (a)			600	36,576
McKesson Corp.			1,000	41,150
UnitedHealth Group, Inc.			2,100	55,860
				322,659
Hotels, Restaurants & Leisure - 0.24%
Darden Restaurants, Inc.			800	28,936

Household Products - 0.89%
Kimberly-Clark Corp.			800	41,512
Procter & Gamble Co.			1,300	67,522
				109,034
Independent Power Producers & Energy Traders - 0.64%
The AES Corp. (a)			4,500	44,955
Dynegy Inc. (a)			16,400	32,964
				77,919
Industrial Conglomerates - 0.47%
General Electric Co.			4,300	57,964

Insurance - 2.55%
Aflac, Inc.			1,300	46,150
Assurant, Inc.			1,300	30,719
Chubb Corp.			1,000	39,650
Cincinnati Financial Corp.			1,300	29,393
MetLife, Inc.			1,500	47,250
Torchmark Corp.			1,000	40,160
Travelers Companies, Inc.			1,100	44,726
UnumProvident Corp.			2,000	34,220
				312,268
Internet & Catalog Retail - 0.68%
Amazon.com, Inc. (a)			500	38,995
eBay, Inc. (a)			2,500	44,050
				83,045
Internet Software & Services - 0.34%
Google, Inc. (a)			100	41,723

IT Services - 1.42%
Affiliated Computer Services, Inc. (a)			700	31,458
Computer Sciences Corp. (a)			800	33,968
Fiserv, Inc. (a)			800	33,888
Paychex, Inc.			1,300	35,581
Western Union Co.			2,200	38,786
				173,681
Leisure Equipment & Products - 0.53%
Hasbro, Inc.			1,200	30,492
Mattel, Inc.			2,200	34,342
				64,834
Life Science Tools & Services - 0.25%
Waters Corp. (a)			700	30,324

Machinery - 1.36%
Dover Corp.			1,000	31,440
Flowserve Corp.			500	36,785
ITT Industries, Inc.			800	32,944
Pall Corp.			1,200	30,816
Parker Hannifin Corp.			800	33,808
				165,793
Media - 1.71%
The DIRECTV Group Inc. (a)			1,500	33,750
Interpublic Group of Companies, Inc. (a)			5,000	26,200
The McGraw-Hill Companies, Inc.			1,200	36,108
Omnicom Group			1,200	36,600
Viacom Inc. (a)			2,000	44,340
The Walt Disney Co.			1,300	31,486
				208,484
Metals & Mining - 0.72%
Massey Energy Co.			1,900	43,491
Peabody Energy Corp.			1,300	44,174
				87,665
Multiline Retail - 0.50%
Kohl's Corp. (a)			800	33,976
Nordstrom, Inc.			1,400	27,566
				61,542
Oil, Gas & Consumable Fuels - 3.59%
ChevronTexaco Corp.			1,500	100,005
Denbury Resources, Inc. (a)			2,000	34,380
Exxon Mobil Corp.			2,900	201,115
Occidental Petroleum Corp.			1,000	67,110
Sunoco, Inc.			1,200	36,516
				439,126
Personal Products - 0.60%
Avon Products, Inc.			1,500	39,840
The Estee Lauder Cos., Inc.			1,000	33,080
				72,920
Pharmaceuticals - 2.78%
Abbott Laboratories			1,100	49,566
Allergan, Inc.			800	35,304
Forest Laboratories, Inc. (a)			1,500	35,535
Johnson & Johnson			1,300	71,708
Merck & Co., Inc.			2,700	74,466
Pfizer, Inc.			4,800	72,912
				339,491
Real Estate Investment Trusts (REITs) - 0.24%
Prologis			3,400	28,866

Semiconductors & Semiconductor Equipment - 1.78%
Altera Corp.			2,000	34,040
Intel Corp.			2,100	33,012
Linear Technology Corp.			1,500	35,115
National Semiconductor Corp.			2,400	33,312
Texas Instruments, Inc.			2,500	48,500
Xilinx, Inc.			1,600	33,184
				217,163
Software - 2.53%
Adobe Systems, Inc. (a)			1,500	42,270
Intuit, Inc. (a)			1,500	40,830
Microsoft Corp.			6,900	144,141
Oracle Corp. (a)			4,200	82,278
				309,519
Specialty Retail - 2.14%
Abercrombie & Fitch Co. - Class A			1,100	33,121
Bed Bath & Beyond, Inc. (a)			1,100	30,921
Best Buy Co, Inc.			1,000	35,100
GameStop Corp. (a)			1,000	24,950
The Sherwin-Williams Co.			600	31,680
Staples, Inc.			1,900	38,855
Tiffany & Co.			1,000	28,370
The TJX Companies, Inc.			1,300	38,363
				261,360
Textiles, Apparel & Luxury Goods - 0.95%
Coach, Inc. (a)			1,400	36,778
Nike, Inc.			800	45,640
VF Corp.			600	34,092
				116,510
Thrifts & Mortgage Finance - 0.28%
Hudson City Bancorp, Inc.			2,700	34,641

Tobacco - 1.03%
Philip Morris International, Inc.			2,200	93,808
Reynolds American, Inc.			800	31,976
				125,784
TOTAL COMMON STOCKS (Cost $6,308,529)				6,930,835

INVESTMENT COMPANIES - 26.71%
ProShares UltraShort S&P500 Index			58,600	3,266,950

TOTAL INVESTMENT COMPANIES (Cost $4,004,329)				3,266,950

			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 9.02%
Fidelity Institutional Government Portfolio			1,102,925	1,102,925

TOTAL SHORT TERM INVESTMENTS (Cost $1,102,925)				1,102,925

Total Investments (Cost $11,415,783) - 92.41%				11,300,710
Other Assets in Excess of Liabilities - 7.59%				928,135
TOTAL NET ASSETS - 100.00%				$12,228,845

Percentages are stated as a percent of net assets.

(a) Non Income Producing

The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows*:

Cost of investments				$ 11,415,783
Gross unrealized appreciation				715,576
Gross unrealized depreciation				(830,649)
Net unrealized depreciation				$ (115,073)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at May 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$11,300,710	$11,300,710	$0	$0
Total	$11,300,710	$11,300,710	$0	$0

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

During the reporting period ended May 31, 2009 the Fund did not invest in derivative instruments or engage in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date    7/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   7/28/09

By       /s/ John Buckel
  John Buckel, Treasurer

Date   7/29/09